Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals)	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 ¥ / shares		Jun. 30, 2022 ¥ / shares
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Diluted net loss per share | (per share)	$ (0.99)	¥ (7.21)	[1]	¥ (52.42)	[1]

[1]	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.